Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2010 Portfolio	Apr. 29, 2023 USD ($)
VIP Freedom 2010 Portfolio - Initial Class
Expense Example:
1 year	$ 41
3 years	128
5 years	224
10 years	505
VIP Freedom 2010 Portfolio - Service Class
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	628
VIP Freedom 2010 Portfolio - Service Class 2
Expense Example:
1 year	66
3 years	208
5 years	362
10 years	$ 810